Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments

(in millions of $)	Financing company	December 31, 2025	December 31, 2024	Maturity dates
Vessel financing (Mount Norefjell)	AVIC	56.2	58.8	March 2030
Vessel financing (Mount Ita)	AVIC	56.2	58.8	March 2030
Vessel financing (Mount Etna)	AVIC	56.8	59.3	April 2030
Vessel financing (Mount Blanc)	AVIC	56.7	59.3	May 2030
Vessel financing (Mount Matterhorn)	CCBFL	58.3	60.5	July 2030
Vessel financing (Mount Neblina)	CCBFL	58.3	60.5	August 2030
Vessel financing (Mount Hua)	Jiangsu	59.5	61.6	January 2031
Vessel financing (Mount Bandeira)	Jiangsu	59.5	61.6	January 2031
Vessel financing (Mount Elbrus)	CCBFL	59.3	61.5	January 2031
Vessel financing (Mount Denali)	CCBFL	59.8	62.0	April 2031
Vessel financing (Mount Aconcagua)	CCBFL	60.0	62.0	June 2031
Vessel financing (Mount Emai)	CCBFL	60.0	62.0	June 2031
Total debt, gross		700.6	727.9
Less: Deferred finance charges		(11.4)	(14.0)
Total debt, net of deferred finance charges		689.2	713.9
Less: Current portion of long-term debt, net of deferred finance charges		(23.6)	(24.3)
Long-term debt, net of deferred finance charges		665.6	689.6

Schedule of Maturities of Long-Term Debt
The total debt, gross of deferred finance charges, as of December 31, 2025, is repayable as follows:

Year ending December 31, 2025
(in millions of $)
2026	26.1
2027	27.6
2028	29.6
2029	31.5
2030	303.6
Thereafter	282.2
Total	700.6